Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Allowance for credit losses of accounts receivable	$ 9,329,000	$ 7,604,000
Allowance for credit losses of prepayments and other current assets	10,283,000	5,503,000
Contract liabilities and deferred income, current portion of the consolidated variable interest entities and VIE's subsidiaries without recourse	34,040,000	31,988,000
Contract liabilities and deferred income, non-current portion of the consolidated variable interest entities and VIE's subsidiaries without recourse	$ 920,000	$ 1,223,000
Common stock, shares issued	368,877,205	368,877,205
Common stock, shares outstanding	334,401,981	339,165,241
Treasury stock, shares	34,475,224	29,711,964
Variable Interest Entity, Primary Beneficiary [Member]
Accounts payable, consolidated variable interest entities and VIE's subsidiaries without recourse	$ 20,588,000	$ 23,865,000
Due to related party, consolidated variable interest entities and VIE's subsidiaries without recourse	55,000	2,000
Contract liabilities and deferred income, current portion of the consolidated variable interest entities and VIE's subsidiaries without recourse	34,040,000	31,988,000
Income tax payable, consolidated variable interest entities and VIE's subsidiaries without recourse	2,500,000	2,436,000
Accrued liabilities and other payables, consolidated variable interest entities and VIE's subsidiaries without recourse	33,361,000	38,502,000
Lease liabilities, current portion of the consolidated VIE and its subsidiaries without recourse	1,912,000	4,621,000
Contract liabilities and deferred income, non-current portion of the consolidated variable interest entities and VIE's subsidiaries without recourse	920,000	1,223,000
Deferred Taxes Liabilities Consolidated Variable Interest Entities Without Recourse	1,085,000	1,179,000
Bank borrowings, consolidated variable interest entities and VIE's subsidiaries without recourse	19,924,000	11,324,000
Lease liabilities, non-current portion, consolidated variable interest entities and VIE's subsidiaries without recourse	$ 27,000	$ 4,073,000